                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-8287

                     Cohen & Steers Equity Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                      757 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                                Robert H. Steers
                     Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-3232

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

The registrant's semi-annual report to shareholders, for the period ended June 30, 2004 is included herein.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange

Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EQUITY INCOME FUND, INC.

         By: /s/ Robert H. Steers
             ---------------------------
                  Name: Robert H. Steers
                  Title: Chairman

         Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/ Robert H. Steers                       By: /s/ Martin Cohen
             ----------------------------------            -------------------------------
             Name: Robert H. Steers                             Name: Martin Cohen
             Title: Chairman, Secretary                         Title: President, Treasurer
                    and principal executive officer                    and principal financial officer

         Date: August 19, 2004

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

July 26, 2004

To Our Shareholders:

    We are pleased to submit to you our report for the quarter and six months ended June 30, 2004. The net asset values per share at that date were $14.85, $14.39, and $14.39 for Class A, Class B, and Class C shares, respectively. Class I shares had a net asset value of $15.07. In addition, a distribution of $0.19 per share was declared for shareholders of record on June 17, 2004 and paid on June 18, 2004 to all four classes of shares.

INVESTMENT REVIEW

    For the quarter, Cohen & Steers Equity Income Fund had a total return, based on income and change in net asset value, of -6.3% for Class A shares. Class B and C shares both returned -6.5% for the quarter. Class I shares returned
 -6.3%. This compares to the NAREIT Equity REIT Index's(a) total return of -5.8%. For the six months ended June 30, 2004 the fund's total return was 4.5%
for Class A shares. Class B shares and C shares both returned 4.1%. Class I shares returned 4.6%. The NAREIT Equity REIT Index's total return was 5.5%. Fund performance information does not take into account sales loads or contingent deferred sales charges, if any.

    The second quarter of 2004 brought further evidence of a strengthening U.S. economic recovery. The release of the March report on U.S. non-farm payrolls in early April forced many of the pessimistic economic naysayers to acknowledge that the recovery was, in fact, for real.

    The second quarter began with a dramatic decline in REIT stock prices, followed by a dramatic rebound and, most importantly, in our view a decisive rotation in leadership within the REIT market. By way of review, the March jobs report took the capital markets by surprise on April 2 and sent the bond market reeling, resulting in the worst quarter for the bond market since the first quarter of 1994. REITs dropped 18% from their highs at the end of March, before bottoming on May 10. We characterized this decline as technical in nature, driven by the valuation concerns of some investors, and one that we believed presented an attractive investment opportunity. In our view, the very jobs report that set off the decline in REIT share prices was likely to contribute to improving real estate fundamentals and greater cash flow for REITs.

    We are pleased to report that since then REITs have rebounded significantly, recording a 14% total return from May 10 through the end of June, and were one of the best performing asset classes over this time period. The strong returns of the last two months are certainly inconsistent with the notion put forward by some pundits that REITs tipped into a bear market in the second quarter in sympathy with the bond market. In fact, if the first half of 2004 is a proper guide, we believe REITs are on pace to deliver the low- to mid-teens total return profile that is consistent with the sector's long-term average.

-------------------
(a) The NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole.

--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

    While many observers focused on the uncharacteristic volatility in REIT share prices, the more interesting story in the second quarter was a rotation of leadership within the REIT market. The defensive issues, which had led the REIT group since 2001, have ceded their market leadership to the more cyclically inclined companies that we believe will respond to the economic recovery most quickly and most dramatically. We have positioned the portfolio to take advantage of this rotation while still adhering to the objective of generating an above-average current yield. For example, we continued to increase our overweight position in the apartment sector while maintaining our overweight position in the office sector. We believe these sectors are most likely to respond favorably to an improving jobs picture, considering that job growth is the single greatest determinant of demand for these property types. Conversely, we remain underweight in both shopping centers and regional malls, as in our view the change in growth rates for companies in these sectors is not expected to be as dramatic due to the lack of direct correlation between job growth and retail real estate demand. While we have also gradually decreased our weight in the health care sector, which is less economically sensitive than any other property type, we continue to maintain a slight overweight in this group based on the superior current income prospects that we believe many of these companies offer.

    The broad distribution of returns across sectors during the quarter highlighted in greater detail the change in leadership described above, as well as the above-average volatility experienced during the quarter. The best performing sectors were apartment and hotel, which generated total returns of 2.2% and -2.6% respectively. Conversely, the worst performing sectors during the quarter were health care (-13.4% total return) and regional mall
(-11.5%). The obvious difference between the two groups is the short lease duration and more variable demand patterns of the strong performing cyclical sectors versus the long lease terms and relatively consistent demand profiles of the laggards, which tend not to respond quickly to accelerating economic growth.

    We modestly underperformed our benchmark during the quarter, a result we are pleased with considering the rotation away from the income oriented REIT stocks that best meet the objectives of our strategy. Compared to its benchmark, the portfolio benefited from an overweight in the apartment sector, our underweight in the regional mall sector and stock selection in the office/industrial sector. In addition, our REIT preferred holdings added value on a relative basis as they declined less than REITs as a whole during the quarter. Detracting from relative performance was our stock selection in the shopping center and office sectors, as well as our overweight in the health care sector. Not surprisingly, our two best performing holdings during the quarter were apartment companies, with AvalonBay Communities generating a total return of 6.8% and Amli Residential producing a 5.7% total return. The two worst performing stocks in the portfolio were Health Care REIT, which had a total return of -18.4%, and mall owner and operator Glimcher Realty Trust, with a total return of -16.6%.

    Our performance during the quarter was also enhanced by our position in Keystone Property Trust, a small-cap industrial REIT that announced it was being acquired by a joint venture between Prologis Trust and affiliates of Eaton Vance Management for $23.80 per share in cash, a 14% premium to the previous day's closing price. This transaction is significant for two reasons, among others. One is that it highlights the fact that, in our view, Wall Street continues to underestimate real estate values (the consensus net asset value estimate for Keystone prior to the deal was approximately $18.50 per share). Additionally, we believe the transaction represents another

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

validation of our strategy, as Keystone embodied many of the key attributes we look for in investment candidates. Specifically, these attributes include companies that are relatively underfollowed, small to mid-cap in size with an above-average dividend yield, and that are trading at a lower price/NAV ratio than their peers.

INVESTMENT OUTLOOK

    In the wake of the REIT stock price decline in the second quarter, many investors have asked us whether REITs can continue to perform well in what many are concerned (overly so, in our view) may be a period of rising interest rates.

    Our view has always been and continues to be that real estate fundamentals are the primary driver of REIT returns over the long run. Still, we regularly examine the extent to which REITs are correlated with other asset classes. We have found that over the long term REIT share price behavior has not been statistically related in any material way to the performance of bonds or interest rates. In other words, over time, the performance of the bond market has explained virtually none of the performance of REITs.

    Over the short term, REITs may appear to correlate with interest rates, as we have seen recently. However, although we can say with certainty that rising rates result in poor returns for bonds, the REIT return equation cannot be solved using interest rates as the only input variable. Importantly, we have also found that in the 12 months following periods of rising interest rates, as the dampening effect of higher interest rates on security returns has subsided and the acceleration of real estate fundamentals has kicked in, REIT performance historically has been consistently very strong.

    Nonetheless, we cannot ignore the fact that interest rates can have an impact on REIT earnings and asset values. Higher interest rates will increase the cost of REITs' debt capital over time, although the impact will be mitigated by REITs' use of primarily long-term, fixed-rate debt. Higher interest rates may also result in higher real estate capitalization rates, which would tend to lower estimates of property values. However, we believe that if interest rates are rising due to a stronger economy and attendant higher inflationary expectations (which in the past have been favorable for real estate fundamentals), this could serve to offset at least some of the impact that higher interest rates would otherwise have on capitalization rates.

    Higher interest rates can also have some beneficial effects on REITs. The higher inflationary expectations, which are partially driving higher interest rates, push up the price of building costs, especially inputs like steel, concrete, lumber, labor and construction period interest. Thus the overall replacement cost of real estate escalates, which flows through eventually in the form of higher market rents. Already we are hearing reports that construction costs have risen by as much as 25% over the past two years. If capitalization rates were to rise, the return on assets that REITs could achieve on external acquisitions of property should increase. Furthermore, higher debt costs will tend to choke off development of new, competitive real estate. These higher debt costs tend to have a greater impact on the private developers who typically build the majority of new buildings and use a higher proportion of debt in their capital structure.

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

    Our conclusion is that, although changes in interest rates have a varied impact on REITs, the positive and negative impacts have historically tended to offset one another, such that the overall impact on REIT returns has not generally been material, thus, the historical lack of correlation. What remains material is the supply and demand for real estate and how that impacts building occupancies and rents. The most important thing to recognize about the prospects for REIT returns, in our view, is that the job growth that occurred in March of this year was followed up with strong job growth reports for both April and May. With this key economic driver in place, we believe the prospects for higher building occupancies and rents, and thus for higher cash flows for REITs, are excellent.

    At this point, with the first dose of Fed tightening already under our belts and a further rise in interest rates widely anticipated among economists and investors alike, it is safe to say that whatever impact investors believe rising interest rates may have on REITs has been well digested by the stock market. The net effect has been to bring REIT valuations in line with historical averages. In our view, the favorable prospects for accelerating cash flow growth over the next couple of years in combination with these valuations give us confidence that REITs can continue to generate attractive total returns.

Sincerely,

             MARTIN COHEN        ROBERT H. STEERS
             MARTIN COHEN        ROBERT H. STEERS
             President           Chairman

                      GREG E. BROOKS
                      GREG E. BROOKS
                      Portfolio Manager

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

           Cohen & Steers is online at cohenandsteers.com

    We have enhanced both the look and features of our Web site to give you more information about our company, our funds and the REIT market in general.

    ONLINE ACCESS is available for shareholders of Cohen & Steers funds whose accounts are held directly with Boston Financial Data Services, the fund's transfer agent. After registering, you will be able to manage your entire account online including purchasing or redeeming shares, updating account information, and checking your portfolio holdings.

    Check out our interactive Asset Allocation Tool, which allows you to hypothetically add REITs to any portfolio to see how they impact expected total returns and risk. Or try the Fund Performance Calculator and see how our funds have performed versus the S&P 500 Index or Nasdaq composite. As always, you can also get daily net asset values, fund fact sheets, portfolio highlights, recent news articles and our overall insights on the REIT market.

              So visit us today at cohenandsteers.com


--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2004 (UNAUDITED)

                                                 NUMBER          VALUE          DIVIDEND
                                                OF SHARES       (NOTE 1)        YIELD(a)
                                               -----------   --------------   ------------
EQUITIES                              98.01%(b)
  COMMON STOCK                        90.71%
    DIVERSIFIED                        8.91%
         Colonial Properties Trust...........      552,400   $   21,283,972       6.96%
         Crescent Real Estate Equities Co....      400,500        6,456,060       9.31
         iStar Financial.....................      711,700       28,468,000       6.98
         Lexington Corporate Properties
            Trust............................      476,000        9,477,160       7.03
         Vornado Realty Trust................    1,054,100       60,199,651       4.97
                                                             --------------
                                                                125,884,843
                                                             --------------
    HEALTH CARE                        7.01%
         Health Care Property Investors......    1,762,200       42,363,288       6.95
         Health Care REIT....................      499,600       16,237,000       7.38
         Nationwide Health Properties........      721,500       13,636,350       7.83
         Ventas..............................    1,149,900       26,850,165       5.57
                                                             --------------
                                                                 99,086,803
                                                             --------------
    HOTEL                              2.32%
         Equity Inns.........................    1,343,000       12,476,470       5.60
         Hospitality Properties Trust........      480,600       20,329,380       6.81
                                                             --------------
                                                                 32,805,850
                                                             --------------
    INDUSTRIAL                         2.29%
         EastGroup Properties................      124,200        4,181,814       5.70
         First Industrial Realty Trust.......      764,300       28,187,384       7.43
                                                             --------------
                                                                 32,369,198
                                                             --------------
    MORTGAGE                           2.42%
         Capital Lease Funding...............      461,300        4,797,520         --
         Newcastle Investment Corp...........      981,973       29,410,091       8.01
                                                             --------------
                                                                 34,207,611
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.

(b) Percentages indicated are based on net assets of the fund.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                 NUMBER          VALUE          DIVIDEND
                                                OF SHARES       (NOTE 1)         YIELD
                                               -----------   --------------   ------------
    OFFICE                            23.53%
         Arden Realty........................    1,683,000   $   49,497,030       6.87%
         Boston Properties...................      682,600       34,184,608       5.19
         Brandywine Realty Trust.............    1,524,000       41,437,560       6.47
         CarrAmerica Realty Corp.............    1,287,100       38,909,033       6.62
         CRT Properties......................      459,500       10,623,640       6.06
         Equity Office Properties Trust......    1,508,100       41,020,320       7.35
         HRPT Properties Trust...............      999,200       10,001,992       7.99
         Kilroy Realty Corp..................      593,300       20,231,530       5.81
         Mack-Cali Realty Corp...............      792,700       32,801,926       6.09
         Maguire Properties..................      685,300       16,974,881       6.46
         Prentiss Properties Trust...........    1,096,300       36,747,976       6.68
                                                             --------------
                                                                332,430,496
                                                             --------------
    OFFICE/INDUSTRIAL                  5.61%
         Liberty Property Trust..............      605,200       24,335,092       6.02
         Mission West Properties.............      465,500        5,637,205       7.93
         Reckson Associates Realty Corp......    1,793,200       49,241,272       6.18
                                                             --------------
                                                                 79,213,569
                                                             --------------
    RESIDENTIAL                       21.21%
       APARTMENT                      20.12%
         AMLI Residential Properties Trust...    1,041,300       30,551,742       6.54
         Archstone-Smith Trust...............    1,590,100       46,637,633       5.86
         AvalonBay Communities...............      763,000       43,124,760       4.95
         Camden Property Trust...............      417,700       19,130,660       5.55
         Equity Residential..................    1,511,300       44,930,949       5.82
         Gables Residential Trust............      912,300       30,999,954       7.09
         Home Properties.....................      687,900       26,814,342       6.36
         Mid-America Apartment Communities...      371,000       14,057,190       6.18
         Post Properties.....................      466,800       13,607,220       6.17
         Town and Country Trust..............      571,000       14,412,040       6.81
                                                             --------------
                                                                284,266,490
                                                             --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                 NUMBER          VALUE          DIVIDEND
                                                OF SHARES       (NOTE 1)         YIELD
                                               -----------   --------------   ------------
       MANUFACTURED HOME               1.09%
         Affordable Residential
            Communities......................      234,900   $    3,899,340       7.53%
         Sun Communities.....................      303,900       11,441,835       6.48
                                                             --------------
                                                                 15,341,175
                                                             --------------
         TOTAL RESIDENTIAL...................                   299,607,665
                                                             --------------
    SELF STORAGE                       1.30%
         Shurgard Storage Centers............      221,200        8,272,880       5.88
         Sovran Self Storage.................      263,200       10,048,976       6.31
                                                             --------------
                                                                 18,321,856
                                                             --------------
    SHOPPING CENTER                   16.11%
       COMMUNITY CENTER                6.56%
         Cedar Shopping Centers..............      447,900        5,146,371       7.83
         Developers Diversified Realty
            Corp.............................      889,400       31,458,078       5.20
         Heritage Property Investment
            Trust............................      803,100       21,731,886       7.76
         Inland Real Estate Corp.............      134,500        1,749,845       7.23
         Kramont Realty Trust................      809,300       12,948,800       8.13
         New Plan Excel Realty Trust.........      397,600        9,287,936       7.06
         Ramco-Gershenson Properties Trust...      425,700       10,314,711       6.93
                                                             --------------
                                                                 92,637,627
                                                             --------------
       REGIONAL MALL                   9.55%
         Glimcher Realty Trust...............      861,000       19,045,320       8.69
         Macerich Co.........................      725,000       34,705,750       5.10
         Mills Corp..........................      649,800       30,345,660       5.10
         Pennsylvania Real Estate Investment
            Trust............................      273,100        9,353,675       6.31
         Simon Property Group................      806,400       41,465,088       5.06
                                                             --------------
                                                                134,915,493
                                                             --------------
         TOTAL SHOPPING CENTER...............                   227,553,120
                                                             --------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $1,048,386,606)......                 1,281,481,011
                                                             --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                 NUMBER          VALUE          DIVIDEND
                                                OF SHARES       (NOTE 1)         YIELD
                                               -----------   --------------   ------------
  PREFERRED STOCK                      7.30%
    DIVERSIFIED                        1.06%
         Colonial Properties Trust, 9.25%,
            Series C.........................        2,300   $       59,685       8.91%
         Colonial Properties Trust, 8.125%,
            Series D.........................      120,400        3,085,852       7.93
         Crescent Real Estate Equities Co.,
            6.75%,
            Series A (Convertible)...........      291,900        5,832,162       8.45
         iStar Financial, 7.80%, Series F....       49,800        1,180,260       8.23
         iStar Financial, 7.65%, Series G....      200,300        4,852,268       7.90
                                                             --------------
                                                                 15,010,227
                                                             --------------
    HEALTH CARE                        1.04%
         LTC Properties, 8.00%, Series F.....      200,000        4,900,000       8.16
         Nationwide Health Properties,
            7.677%, Series P.................       49,800        4,759,013       8.03
         Omega Healthcare Investors, 8.375%,
            Series D.........................      200,000        5,020,000       8.34
                                                             --------------
                                                                 14,679,013
                                                             --------------
    HOTEL                              0.40%
         FelCor Lodging Trust, $1.95,
            Series A
            (Convertible)....................       48,900        1,161,375       8.21
         FelCor Lodging Trust, 9.00%,
            Series B.........................       28,100          702,500       9.00
         Innkeepers USA Trust, 8.00%,
            Series C.........................      159,300        3,839,130       8.30
                                                             --------------
                                                                  5,703,005
                                                             --------------
    INDUSTRIAL                         0.04%
         Keystone Property Trust, 9.125%,
            Series D.........................       24,300          629,370       8.81
                                                             --------------
    MORTGAGE                           0.10%
         Newcastle Investment Corp., 9.75%,
            Series B.........................       52,200        1,430,280       8.90
                                                             --------------
    OFFICE                             1.40%
         Alexandria Real Estate Equities,
            9.10%, Series B..................       28,700          766,864       8.51
         HRPT Properties Trust, 8.75%,
            Series B.........................      159,300        4,189,590       8.32
         Highwoods Properties, 8.625%,
            Series A.........................        7,400        7,418,500       8.60
         Kilroy Realty Corp, 7.80%,
            Series E.........................       19,314          475,124       7.93
         Maguire Properties, 7.625%,
            Series A.........................      119,400        2,883,510       7.89
         SL Green Realty Corp, 7.625%,
            Series C.........................      159,300        3,982,500       7.63
                                                             --------------
                                                                 19,716,088
                                                             --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                 NUMBER          VALUE          DIVIDEND
                                                OF SHARES       (NOTE 1)         YIELD
                                               -----------   --------------   ------------
    OFFICE/INDUSTRIAL                  0.12%
         PS Business Parks, 8.75%,
            Series F.........................       66,000   $    1,735,800       8.32%
                                                             --------------
    RESIDENTIAL                        1.12%
       APARTMENT                       0.75%
         Apartment Investment & Management
            Co., 9.375%, Series G............       73,000        1,890,700       9.05
         Apartment Investment & Management
            Co., 10.10%, Series Q............       52,800        1,383,360       9.64
         Apartment Investment & Management
            Co., 10.00%, Series R............      116,100        3,060,396       9.48
         Mid-America Apartment Communities,
            8.30%, Series H..................      171,800        4,320,770       8.25
                                                             --------------
                                                                 10,655,226
                                                             --------------
       MANUFACTURED HOME               0.37%
         Affordable Residential Communities,
            8.25%, Series A..................      200,000        5,150,000       8.25
                                                             --------------
         TOTAL RESIDENTIAL...................                    15,805,226
                                                             --------------
    SHOPPING CENTER                    1.82%
       COMMUNITY CENTER                0.47%
         Developers Diversified Realty Corp.,
            8.60%, Series F..................       67,700        1,750,045       8.33
         Kramont Realty Trust, 8.25%,
            Series E.........................      123,000        3,099,600       8.18
         Ramco-Gershenson Property Trust,
            9.50%, Series B..................       25,000          661,250       9.05
         Urstadt Biddle Properties, 8.50%,
            Series C.........................       10,000        1,095,000       7.76
                                                             --------------
                                                                  6,605,895
                                                             --------------
       FREE STANDING                   0.05%
         Commercial Net Lease, 9.00%,
            Series A.........................       24,400          642,208       8.55
                                                             --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

                                                 NUMBER          VALUE          DIVIDEND
                                                OF SHARES       (NOTE 1)         YIELD
                                               -----------   --------------   ------------
       REGIONAL MALL                   1.30%
         CBL & Associates Properties, 8.75%,
            Series B.........................       48,800   $    2,576,640       8.29%
         CBL & Associates Properties, 7.75%,
            Series C.........................       59,700        1,509,813       7.66
         Glimcher Realty Trust, 8.75%,
            Series F.........................       63,100        1,596,430       8.65
         Glimcher Realty Trust, 8.125%,
            Series G.........................      140,000        3,325,000       8.55
         Mills Corp., 9.00%, Series B........      147,000        3,916,080       8.45
         Mills Corp., 9.00%, Series C........       43,800        1,161,795       8.52
         Mills Corp., 8.75%, Series E........       68,700        1,800,627       8.35
         Pennsylvania Real Estate Investment
            Trust, 11.00%, Series A..........        9,800          577,220       9.34
         Taubman Centers, 8.30%, Series A....       76,300        1,896,054       8.35
                                                             --------------
                                                                 18,359,659
                                                             --------------
         TOTAL SHOPPING CENTER...............                    25,607,762
                                                             --------------
    SPECIALTY                          0.20%
         Capital Automotive REIT, 7.50%,
            Series A.........................      119,400        2,847,690       7.95
                                                             --------------
              TOTAL PREFERRED STOCK
                (Identified
                cost -- $99,092,048).........                   103,164,461
                                                             --------------
              TOTAL EQUITIES
                (Identified
                cost -- $1,147,478,654)......                 1,384,645,472
                                                             --------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       -----------
CORPORATE BOND                                  0.31%
         Host Marriott, LP, 9.50%, due 01/15/07
            (Identified cost -- $3,940,001)..........  $ 3,980,000        4,368,050
                                                                     --------------
COMMERCIAL PAPER                               1.06%
         State Street Corp, 1.10%, due 07/01/2004
            (Identified cost -- $14,928,000).........   14,928,000       14,928,000
                                                       -----------   --------------
TOTAL INVESTMENTS (Identified
  cost -- $1,166,346,655)............          99.38%                 1,403,941,522
OTHER ASSETS IN EXCESS OF
  LIABILIITIES.......................           0.62%                     8,777,320
                                              -------                --------------
NET ASSETS...........................         100.00%                $1,412,718,842
                                              -------                --------------
                                              -------                --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)

ASSETS:
    Investments in securities, at value (Identified
       cost -- $1,166,346,655) (Note 1).....................  $1,403,941,522
    Cash....................................................             792
    Dividends and interest receivable.......................       8,858,356
    Receivable for fund shares sold.........................       4,517,017
    Receivable for investment securities sold...............       1,283,539
    Other assets............................................          11,205
                                                              --------------
         Total Assets.......................................   1,418,612,431
                                                              --------------
LIABILITIES:
    Payable for investment securities purchased.............       2,739,425
    Payable for fund shares redeemed........................       1,671,806
    Payable to investment advisor...........................         852,712
    Payable for distribution fees...........................         253,792
    Payable for shareholder servicing fees..................         174,301
    Payable to administrator................................          46,961
    Payable for directors fees..............................           3,010
    Other liabilities.......................................         151,582
                                                              --------------
         Total Liabilities..................................       5,893,589
                                                              --------------
NET ASSETS..................................................  $1,412,718,842
                                                              --------------
                                                              --------------
NET ASSETS consist of:
    Paid-in capital (Notes 1 and 5).........................  $1,167,709,848
    Distributions in excess of net investment income........     (15,281,626)
    Accumulated net realized gain on investments............      22,695,753
    Net unrealized appreciation on investments..............     237,594,867
                                                              --------------
                                                              $1,412,718,842
                                                              --------------
                                                              --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

               STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                           JUNE 30, 2004 (UNAUDITED)

CLASS A SHARES:
    NET ASSETS..............................................  $462,967,820
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................    31,173,509
                                                              ------------
    Net asset value and redemption price per share..........  $      14.85
                                                              ------------
                                                              ------------
    Maximum offering price per share ($14.85[div]0.955)(a)..  $      15.55
                                                              ------------
                                                              ------------
CLASS B SHARES:
    NET ASSETS..............................................  $250,038,282
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................    17,372,850
                                                              ------------
    Net asset value and offering price per share(b).........  $      14.39
                                                              ------------
                                                              ------------
CLASS C SHARES:
    NET ASSETS..............................................  $585,503,139
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................    40,684,097
                                                              ------------
    Net asset value and offering price per share(b).........  $      14.39
                                                              ------------
                                                              ------------
CLASS I SHARES:
    NET ASSETS..............................................  $114,209,601
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................     7,576,394
                                                              ------------
    Net asset value, offering and redemption price per
       share................................................  $      15.07
                                                              ------------
                                                              ------------

-------------------
(a) On investments of $100,000 or more, the offering price is reduced.
(b) Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

Investment Income (Note 1):
    Dividend income.........................................  $32,158,269
    Interest income.........................................      445,790
                                                              -----------
         Total Income.......................................   32,604,059
                                                              -----------
Expenses:
    Investment advisory fees (Note 2).......................    5,165,970
    Distribution fees -- Class A (Note 2)...................      543,438
    Distribution fees -- Class B (Note 2)...................      953,857
    Distribution fees -- Class C (Note 2)...................    2,153,435
    Shareholder servicing fees -- Class A (Note 2)..........      217,375
    Shareholder servicing fees -- Class B (Note 2)..........      317,952
    Shareholder servicing fees -- Class C (Note 2)..........      717,812
    Administration and transfer agent fees (Note 2).........      695,871
    Shareholder reporting expenses..........................      234,545
    Registration and filing fees............................      126,697
    Professional fees.......................................       69,419
    Custodian fees and expenses.............................       65,489
    Line of credit fees (Note 6)............................       30,334
    Directors' fees and expenses (Note 2)...................       20,393
    Miscellaneous...........................................       37,803
                                                              -----------
         Total Expenses.....................................   11,350,390
                                                              -----------
Net Investment Income.......................................   21,253,669
                                                              -----------
Net Realized and Unrealized Gain on Investments:
    Net realized gain on investments........................   24,228,132
    Net change in unrealized appreciation on investments....    7,508,569
                                                              -----------
         Net realized and unrealized gain on investments....   31,736,701
                                                              -----------
Net Increase in Net Assets Resulting from Operations........  $52,990,370
                                                              -----------
                                                              -----------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                        FOR THE             FOR THE
                                                   SIX MONTHS ENDED       YEAR ENDED
                                                     JUNE 30, 2004     DECEMBER 31, 2003
                                                   -----------------   -----------------
Change in Net Assets:
    From Operations:
         Net investment income...................   $   21,253,669      $   26,803,849
         Net realized gain on investments........       24,228,132          22,148,494
         Net change in unrealized appreciation on
            investments..........................        7,508,569         223,726,151
                                                    --------------      --------------
              Net increase in net assets
                resulting from
                operations.......................       52,990,370         272,678,494
                                                    --------------      --------------
    Dividends and Distributions to Shareholders
       from (Note 1):
         Net investment income:
              Class A............................      (11,549,750)         (8,629,923)
              Class B............................       (6,689,294)         (5,619,525)
              Class C............................      (15,428,801)        (10,234,247)
              Class I............................       (2,867,450)         (2,320,154)
         Net realized gain on investments:
              Class A............................               --          (6,891,404)
              Class B............................               --          (4,639,437)
              Class C............................               --          (9,557,074)
              Class I............................               --          (1,846,151)
         Tax return of capital:
              Class A............................               --          (1,807,375)
              Class B............................               --          (1,370,579)
              Class C............................               --          (2,524,900)
              Class I............................               --            (428,740)
                                                    --------------      --------------
                   Total dividends and
                     distributions to
                     shareholders................      (36,535,295)        (55,869,509)
                                                    --------------      --------------
    Capital Stock Transactions (Note 5):
         Increase in net assets from fund share
            transactions.........................       97,552,378         518,879,524
                                                    --------------      --------------
              Total increase in net assets.......      114,007,453         735,688,509
    Net Assets:
         Beginning of period.....................    1,298,711,389         563,022,880
                                                    --------------      --------------
         End of period(a)........................   $1,412,718,842      $1,298,711,389
                                                    --------------      --------------
                                                    --------------      --------------

-------------------
(a) Includes distributions in excess of net investment income of $15,281,626 and $0 at June 30, 2004 and December 31, 2003, respectively.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                        FINANCIAL HIGHLIGHTS (UNAUDITED)

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                                    CLASS A
                                                           ---------------------------------------------------------
                                            FOR THE                     FOR THE YEAR ENDED DECEMBER 31,
                                        SIX MONTHS ENDED   ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:         JUNE 30, 2004       2003        2002        2001        2000        1999
--------------------------------         -------------     ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of
 period...............................       $14.57         $11.43      $11.69      $10.72      $ 9.03      $10.31
                                             ------         ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income..............         0.26(a)        0.46(a)     0.41        0.51        0.56        0.62
   Net realized and unrealized
     gain/(loss) on investments.......         0.40           3.49        0.16        1.20        1.85       (1.18)
                                             ------         ------      ------      ------      ------      ------
       Total from investment
         operations...................         0.66           3.95        0.57        1.71        2.41       (0.56)
                                             ------         ------      ------      ------      ------      ------
Less dividends and distributions to
 shareholders from:
   Net investment income..............        (0.38)         (0.44)      (0.72)      (0.53)      (0.58)      (0.60)
   Net realized gain on investments...           --          (0.28)      (0.10)         --          --          --
   Tax return of capital..............           --          (0.09)      (0.01)      (0.21)      (0.14)      (0.12)
                                             ------         ------      ------      ------      ------      ------
       Total dividends and
         distributions to
         shareholders.................        (0.38)         (0.81)      (0.83)      (0.74)      (0.72)      (0.72)
                                             ------         ------      ------      ------      ------      ------
Redemption fees retained by the
 fund.................................           --(b)          --(b)       --          --          --          --
                                             ------         ------      ------      ------      ------      ------
       Net increase/(decrease) in net
         asset value..................         0.28           3.14       (0.26)       0.97        1.69       (1.28)
                                             ------         ------      ------      ------      ------      ------
Net asset value, end of period........       $14.85         $14.57      $11.43      $11.69      $10.72      $ 9.03
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Total investment return(c)............         4.48%(d)      35.65%       4.73%      16.43%      27.55%     - 5.42%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions).      463.0          397.1       164.6        93.3        44.9        26.0
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of expenses to average daily net
 assets (before expense reduction).....       1.29%(e)       1.29%       1.32%       1.41%       1.58%       1.70%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of expenses to average daily net
 assets
 (net of expense reduction)............       1.29%(e)       1.29%       1.32%       1.41%       1.57%       1.60%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of net investment income to
 average daily net assets (before
 expense reduction)....................       3.48%(e)       3.54%       3.61%       4.92%       6.12%       5.76%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of net investment income to
 average daily net assets (net of
 expense reduction)....................       3.48%(e)       3.54%       3.61%       4.92%       6.13%       5.86%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Portfolio turnover rate................      11.74%(d)      24.86%      30.87%      22.20%      30.36%      62.51%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------

-------------------
(a) Calculated based on the average shares outstanding during the period.

(b) Less than $0.005 per share.

(c) Does not reflect sales charges, which would reduce return.

(d) Not annualized.

(e) Annualized.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                FINANCIAL HIGHLIGHTS (UNAUDITED) -- (CONTINUED)

                                                                                    CLASS B
                                                           ---------------------------------------------------------
                                            FOR THE                     FOR THE YEAR ENDED DECEMBER 31,
                                        SIX MONTHS ENDED   ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:         JUNE 30, 2004       2003        2002        2001        2000        1999
--------------------------------         -------------     ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of
 period...............................       $14.18         $11.17      $11.45      $10.59      $ 8.98      $10.27
                                             ------         ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income..............         0.20(f)        0.36(f)     0.33        0.44        0.46        0.54
   Net realized and unrealized
     gain/(loss) on investments.......         0.39           3.41        0.15        1.16        1.83       (1.15)
                                             ------         ------      ------      ------      ------      ------
       Total from investment
         operations...................         0.59           3.77        0.48        1.60        2.29       (0.61)
                                             ------         ------      ------      ------      ------      ------
Less dividends and distributions to
 shareholders from:
   Net investment income..............        (0.38)         (0.39)      (0.65)      (0.47)      (0.55)      (0.56)
   Net realized gain on investments...           --          (0.28)      (0.10)         --          --          --
   Tax return of capital..............           --          (0.09)      (0.01)      (0.27)      (0.13)      (0.12)
                                             ------         ------      ------      ------      ------      ------
       Total dividends and
         distributions to
         shareholders.................        (0.38)         (0.76)      (0.76)      (0.74)      (0.68)      (0.68)
                                             ------         ------      ------      ------      ------      ------
       Net increase/(decrease) in net
         asset value..................         0.21           3.01       (0.28)       0.86        1.61       (1.29)
                                             ------         ------      ------      ------      ------      ------
Net asset value, end of period........       $14.39         $14.18      $11.17      $11.45      $10.59      $ 8.98
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Total investment return(g)............         4.11%(i)      34.84%       4.01%      15.57%      26.31%     - 5.98%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------

RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions).      250.0          251.3       133.0        85.2        26.8        15.1
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of expenses to average daily net
 assets (before expense reduction).....        1.93%(h)       1.94%       1.97%       2.04%       2.23%       2.40%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of expenses to average daily net
 assets (net of expense reduction).....        1.93%(h)       1.94%       1.97%       2.04%       2.22%       2.26%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of net investment income to
 average daily net assets (before
 expense reduction)....................        2.75%(h)       2.86%       2.92%       4.29%       5.47%       5.35%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of net investment income to
 average daily net assets (net of
 expense reduction)....................        2.75%(h)       2.86%       2.92%       4.29%       5.48%       5.49%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Portfolio turnover rate................       11.74%(i)      24.86%      30.87%      22.20%      30.36%      62.51%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------

-------------------
(f) Calculated based on the average shares outstanding during the period.

(g) Does not reflect sales charges, which would reduce return.

(h) Annualized.

(i) Not annualized.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                FINANCIAL HIGHLIGHTS (UNAUDITED) -- (CONTINUED)

                                                                                    CLASS C
                                                           ---------------------------------------------------------
                                            FOR THE                     FOR THE YEAR ENDED DECEMBER 31,
                                        SIX MONTHS ENDED   ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:         JUNE 30, 2004       2003        2002        2001        2000        1999
--------------------------------         -------------     ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of
 period...............................       $14.18         $11.17      $11.45      $10.60      $ 8.97      $10.26
                                             ------         ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income..............         0.20(a)        0.36(a)     0.33        0.44        0.48        0.54
   Net realized and unrealized
     gain/(loss) on investments.......         0.39           3.41        0.15        1.15        1.83       (1.15)
                                             ------         ------      ------      ------      ------      ------
       Total from investment
         operations...................         0.59           3.77        0.48        1.59        2.31       (0.61)
                                             ------         ------      ------      ------      ------      ------
Less dividends and distributions to
 shareholders from:
   Net investment income..............        (0.38)         (0.39)      (0.65)      (0.47)      (0.55)      (0.56)
   Net realized gain on investments...           --          (0.28)      (0.10)         --          --          --
   Tax return of capital..............           --          (0.09)      (0.01)      (0.27)      (0.13)      (0.12)
                                             ------         ------      ------      ------      ------      ------
       Total dividends and
         distributions to
         shareholders.................        (0.38)         (0.76)      (0.76)      (0.74)      (0.68)      (0.68)
                                             ------         ------      ------      ------      ------      ------
       Net increase/(decrease) in net
         asset value..................         0.21           3.01       (0.28)       0.85        1.63       (1.29)
                                             ------         ------      ------      ------      ------      ------
Net asset value, end of period........       $14.39         $14.18      $11.17      $11.45      $10.60      $ 8.97
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Total investment return(b)............         4.11%(d)      34.84%       4.01%      15.46%      26.58%     - 5.99%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------

RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions)       585.5          534.7       228.6       115.4        34.1         19.6
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of expenses to average daily net
 assets (before expense reduction).....        1.94%(c)       1.94%       1.97%       2.04%       2.23%       2.39%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of expenses to average daily net
 assets (net of expense reduction).....        1.94%(c)       1.94%       1.97%       2.04%       2.22%       2.25%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of net investment income to
 average daily net assets (before
 expense reduction)....................        2.80%(c)       2.89%       2.97%       4.31%       5.47%       5.35%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of net investment income to
 average daily net assets (net of
 expense reduction)....................        2.80%(c)       2.89%       2.97%       4.31%       5.48%       5.49%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Portfolio turnover rate................       11.74%(d)      24.86%      30.87%      22.20%      30.36%      62.51%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------

-------------------
(a) Calculated based on the average shares outstanding during the period.

(b) Does not reflect sales charges, which would reduce return.

(c) Annualized.

(d) Not annualized.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                FINANCIAL HIGHLIGHTS (UNAUDITED) -- (CONTINUED)

                                                                                    CLASS I
                                                           ---------------------------------------------------------
                                            FOR THE                     FOR THE YEAR ENDED DECEMBER 31,
                                        SIX MONTHS ENDED   ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:         JUNE 30, 2004       2003        2002        2001        2000        1999
--------------------------------         -------------     ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of
 period...............................       $14.76         $11.55      $11.81      $10.78      $ 9.00      $10.28
                                             ------         ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income..............         0.28(e)        0.51        0.45        0.59        0.71        0.58
   Net realized and unrealized
     gain/(loss) on investments.......         0.41           3.54        0.16        1.18        1.82       (1.11)
                                             ------         ------      ------      ------      ------      ------
       Total from investment
         operations...................         0.69           4.05        0.61        1.77        2.53       (0.53)
                                             ------         ------      ------      ------      ------      ------
Less dividends and distributions to
 shareholders from:
   Net investment income..............        (0.38)         (0.47)      (0.76)      (0.57)      (0.61)      (0.62)
   Net realized gain on investments...           --          (0.28)      (0.10)         --          --          --
   Tax return of capital..............           --          (0.09)      (0.01)      (0.17)      (0.14)      (0.13)
                                             ------         ------      ------      ------      ------      ------
       Total dividends and
         distributions to
         shareholders.................        (0.38)         (0.84)      (0.87)      (0.74)      (0.75)      (0.75)
                                             ------         ------      ------      ------      ------      ------
       Net increase/(decrease) in net
         asset value..................         0.31           3.21       (0.26)       1.03        1.78       (1.28)
                                             ------         ------      ------      ------      ------      ------
Net asset value, end of period........       $15.07         $14.76      $11.55      $11.81      $10.78      $ 9.00
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Total investment return...............         4.63%(g)      36.16%       5.03%      16.90%      29.05%     - 5.12%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------

RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period
 (in millions).........................       114.2          115.6        36.9        19.2        13.7         2.8
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of expenses to average daily net
 assets (before expense reduction).....        0.93%(f)       0.94%       0.97%       1.08%       1.23%       1.34%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of expenses to average daily net
 assets (net of expense reduction).....        0.93%(f)       0.94%       0.97%       1.08%       1.22%       1.26%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of net investment income to
 average daily net assets (before
 expense reduction)....................        3.72%(f)       3.92%       3.99%       5.30%       6.47%       7.39%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Ratio of net investment income to
 average daily net assets (net of
 expense reduction)....................        3.72%(f)       3.92%       3.99%       5.30%       6.48%       7.47%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------
Portfolio turnover rate................       11.74%(g)      24.86%      30.87%      22.20%      30.36%      62.51%
                                             ------         ------      ------      ------      ------      ------
                                             ------         ------      ------      ------      ------      ------

-------------------
(e) Calculated based on the average shares outstanding during the period.

(f) Annualized.

(g) Not annualized.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

    Cohen & Steers Equity Income Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end, nondiversified management investment company. The authorized shares of the fund are divided into four classes designated Class A, B, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

    The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day. Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

    Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. to be over-the-counter, but excluding securities admitted to trading on the Nasdaq national list, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the board of directors deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the board of directors believes most closely reflect the value of such securities.

    Short-term debt securities, which have a maturity value of 60 days or less, are valued at amortized cost, which approximates value.

    Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) on investment as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly. Distributions to shareholders are recorded on the ex-dividend date. Dividends are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have them paid in cash.

    A portion of the fund's dividend may consist of amounts in excess of net investment income derived from nontaxable components of the dividends from the fund's portfolio investments. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually.

    Dividends from net income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles.

    Federal Income Taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

NOTE 2. INVESTMENT ADVISORY AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Advisory Fees: Cohen & Steers Capital Management, Inc. (the advisor) serves as the fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's board of directors. For the services provided to the fund, the advisor receives a monthly management fee in an amount equal to 1/12th of 0.75% of the average daily net assets of the fund. For the six months ended June 30, 2004, the fund incurred $5,165,970 in advisory fees.

    Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee of 0.02% of the fund's average daily net assets. For the six months ended June 30, 2004, the fund paid the advisor $137,759 in fees under this administration agreement.

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

    Distribution Fees: Cohen & Steers Securities, LLC (the distributor), an affiliated entity of Cohen & Steers Capital Management, Inc., distributes the shares of the fund. The fund has adopted a distribution plan (the plan) on behalf of the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the fund may not incur distribution fees which exceed an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 0.75% of the average daily net assets attributable to the Class B and Class C shares For the six months ended June 30, 2004, the fund paid $3,650,730 in fees under the plan.

    For the six months ended June 30, 2004, the distributor received $118,641 in sales commissions from the sale of Class A shares. The distributor also received $541,187 and $205,925 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class B and C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class B and C shares, including payments to dealers and other financial intermediaries for selling Class B and C shares and interest and other financing costs associated with Class B and C shares.

    Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class B and C shares. For the six months ended June 30, 2004, the fund paid $1,253,139 under the shareholder servicing plan.

    Directors' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. None of the directors and officers so affiliated received compensation from the fund for their services. For the six months ended June 30, 2004, fees and related expenses accrued for nonaffiliated directors totaled $20,393.

NOTE 3. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2004 totaled $253,844,088 and $160,853,639, respectively.

NOTE 4. INCOME TAXES

    At June 30, 2004 the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

Aggregate cost...................................  $1,166,346,655
                                                   --------------
                                                   --------------
Gross unrealized appreciation....................  $  241,890,785
Gross unrealized depreciation....................  $   (4,295,918)
                                                   --------------
Net unrealized appreciation......................  $  237,594,867
                                                   --------------
                                                   --------------

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

NOTE 5. CAPITAL STOCK

    The fund is authorized to issue 200 million shares of capital stock, par value $0.001 per share. The board of directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. Transactions in fund shares were as follows:

                                    FOR THE                      FOR THE
                                SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 2004              DECEMBER 31, 2003
                           --------------------------   -------------------------
                             SHARES        AMOUNT         SHARES        AMOUNT
                           ----------   -------------   ----------   ------------
CLASS A:
Sold.....................  10,323,643   $ 153,574,940   17,289,717   $221,736,777
Issued as reinvestment of
  dividends..............     484,536       7,357,370      762,226     10,061,667
Redeemed.................  (6,892,697)   (100,818,304)  (5,196,498)   (64,748,137)
Redemption fees retained
  by the fund(a).........          --         113,500           --         30,364
                           ----------   -------------   ----------   ------------
Net increase.............   3,915,482   $  60,227,506   12,855,445   $167,080,671
                           ----------   -------------   ----------   ------------
                           ----------   -------------   ----------   ------------

                                    FOR THE                     FOR THE
                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 2004             DECEMBER 31, 2003
                           -------------------------   -------------------------
                             SHARES        AMOUNT        SHARES        AMOUNT
                           ----------   ------------   ----------   ------------
CLASS B:
Sold.....................   1,413,295   $ 20,574,826    7,150,060   $ 88,307,457
Issued as reinvestment of
  dividends..............     117,965      1,740,258      201,658      2,577,379
Redeemed.................  (1,883,967)   (26,835,853)  (1,528,912)   (19,041,162)
                           ----------   ------------   ----------   ------------
Net
  increase/(decrease)....    (352,707)  $ (4,520,769)   5,822,806   $ 71,843,674
                           ----------   ------------   ----------   ------------
                           ----------   ------------   ----------   ------------

                                    FOR THE                     FOR THE
                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 2004             DECEMBER 31, 2003
                           -------------------------   -------------------------
                             SHARES        AMOUNT        SHARES        AMOUNT
                           ----------   ------------   ----------   ------------
CLASS C:
Sold.....................   8,149,839   $118,857,624   20,097,215   $252,600,375
Issued as reinvestment of
  dividends..............     292,459      4,313,293      411,062      5,291,691
Redeemed.................  (5,480,035)   (77,694,283)  (3,241,261)   (40,351,980)
                           ----------   ------------   ----------   ------------
Net increase.............   2,962,263   $ 45,476,634   17,267,016   $217,540,086
                           ----------   ------------   ----------   ------------
                           ----------   ------------   ----------   ------------

-------------------
(a) The fund charges a 1% redemption fee on shares sold within six months of the time of purchase.

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

                                    FOR THE                     FOR THE
                               SIX MONTHS ENDED               YEAR ENDED
                                 JUNE 30, 2004             DECEMBER 31, 2003
                           -------------------------   -------------------------
                             SHARES        AMOUNT        SHARES        AMOUNT
                           ----------   ------------   ----------   ------------
CLASS I:
Sold.....................   1,695,529   $ 26,055,504    5,316,457   $ 70,719,474
Issued as reinvestment of
  dividends..............     153,915      2,373,152      274,169      3,692,602
Redeemed.................  (2,109,137)   (32,059,649)    (944,720)   (11,996,983)
                           ----------   ------------   ----------   ------------
Net
  increase/(decrease)....    (259,693)  $ (3,630,993)   4,645,906   $ 62,415,093
                           ----------   ------------   ----------   ------------
                           ----------   ------------   ----------   ------------

NOTE 6. BORROWINGS

    The fund, in conjunction with Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc., Cohen & Steers Special Equity Fund, Inc., Cohen & Steers Utility Fund, Inc., and Cohen & Steers Total Return Realty Fund, Inc., has entered into a $200,000,000 credit agreement (the credit agreement) with Fleet National Bank, as administrative agent, State Street Bank and Trust Company, as operations agent, and the lenders identified in the credit agreement. During the six months ended June 30, 2004, the fund did not utilize the line of credit. For the six months ended June 30, 2004, the fund paid commitment fees of $30,334.

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                    AVERAGE ANNUAL TOTAL RETURNS -- CLASS A
                   (PERIODS ENDED JUNE 30, 2004) (UNAUDITED)

         ONE YEAR                   FIVE YEARS           SINCE INCEPTION (9/2/97)
--------------------------  --------------------------  --------------------------
 INCLUDING     EXCLUDING     INCLUDING     EXCLUDING     INCLUDING     EXCLUDING
SALES CHARGE  SALES CHARGE  SALES CHARGE  SALES CHARGE  SALES CHARGE  SALES CHARGE
------------  ------------  ------------  ------------  ------------  ------------
   18.41%        23.99%        13.46%        14.51%        10.26%        11.00%

The performance data quoted represents past performance. Past performance is no guarantee of future results. The rate of return will vary and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the fund current to the most recent month-end can be obtained by visiting cohenandsteers.com.

Returns on the fund's other share classes will vary because of differing expense ratios and sales charges.

    A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange
    Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                                 PROXY RESULTS

    During the six month period ended June 30, 2004, Cohen & Steers Equity Income Fund, Inc. shareholders voted on the following proposal at the annual meeting held on May 25, 2004. The description of the proposal and number of shares voted are as follows:

                                                                SHARES VOTED   AUTHORITY
                                                                    FOR        WITHHELD
1.   To elect Directors
     Gregory C. Clark.........................................   51,584,154     116,501
     Bonnie Cohen.............................................   51,584,154     116,501
     Martin Cohen.............................................   51,584,154     116,501
     George Grossman..........................................   51,584,154     116,501
     Richard J. Norman........................................   51,584,154     116,501
     Willard H. Smith.........................................   51,584,154     116,501
     Robert H. Steers.........................................   51,584,154     116,501
     Frank K. Ross............................................   51,584,154     116,501

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                          MEET THE COHEN & STEERS FAMILY OF OPEN-END FUNDS:

             FOR HIGH CURRENT INCOME:                                 FOR TOTAL RETURN:

                  COHEN & STEERS                                       COHEN & STEERS
                EQUITY INCOME FUND                                      REALTY SHARES

      IDEAL FOR INVESTORS SEEKING A HIGH DIVIDEND         IDEAL FOR INVESTORS SEEKING MAXIMUM TOTAL
      YIELD AND CAPITAL APPRECIATION, INVESTING           RETURN THROUGH BOTH CURRENT INCOME AND
      PRIMARILY IN REITS                                  CAPITAL APPRECIATION, INVESTING PRIMARILY IN
      A, B, C AND I SHARES AVAILABLE                      REITS
      SYMBOLS: CSEIX, CSBIX, CSCIX, CSDIX                 SYMBOL: CSRSX
                                                          ALSO AVAILABLE: COHEN & STEERS INSTITUTIONAL
                                                          REALTY SHARES (CSRIX) REQUIRES A HIGHER
                                                          MINIMUM PURCHASE, BUT OFFERS A LOWER TOTAL
                                                          EXPENSE RATIO

                 FOR TOTAL RETURN:                                FOR CAPITAL APPRECIATION:

                  COHEN & STEERS                                       COHEN & STEERS
                   UTILITY FUND                                      SPECIAL EQUITY FUND

      IDEAL FOR INVESTORS SEEKING MAXIMUM TOTAL           IDEAL FOR INVESTORS SEEKING MAXIMUM CAPITAL
      RETURN THROUGH BOTH CURRENT INCOME AND              APPRECIATION, INVESTING IN A LIMITED NUMBER
      CAPITAL APPRECIATION, INVESTING PRIMARILY IN        OF REITS AND OTHER REAL ESTATE COMPANIES
      UTILITIES                                           CONCENTRATED, HIGHLY FOCUSED PORTFOLIO
      SYMBOLS: CSUAX, CSUBX, CSUCX, CSUIX                 SYMBOL: CSSPX

                          FOR MORE INFORMATION ABOUT ANY COHEN & STEERS FUND
                           OR TO OBTAIN A PROSPECTUS PLEASE CONTACT US AT:
                     1-800-330-7348, OR VISIT OUR WEB SITE AT cohenandsteers.com

 PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE
   INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUND MAY BE OBTAINED BY
       FOLLOWING THE INSTRUCTIONS ABOVE. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

OFFICERS AND DIRECTORS                 KEY INFORMATION

Robert H. Steers                       INVESTMENT ADVISOR
Director and chairman                  Cohen & Steers Capital Management, Inc.
                                       757 Third Avenue
Martin Cohen                           New York, NY 10017
Director and president                 (212) 832-3232

Bonnie Cohen                           SUBADMINISTRATOR AND CUSTODIAN
Director                               State Street Bank and Trust Company
                                       225 Franklin Street
George Grossman                        Boston, MA 02110
Director
                                       TRANSFER AGENT
Richard J. Norman                      Boston Financial Data Services, Inc.
Director                               66 Brooks Drive
                                       Braintree, MA 02184
Frank K. Ross                          (800) 437-9912
Director
                                       LEGAL COUNSEL
Willard H. Smith Jr.                   Simpson Thacher & Bartlett LLP
Director                               425 Lexington Avenue
                                       New York, NY 10017
Greg E. Brooks
Vice president                         DISTRIBUTOR
                                       Cohen & Steers Securities, LLC
Adam Derechin                          757 Third Avenue
Vice president and assistant treasurer New York, NY 10017

Joseph M. Harvey                       Nasdaq Symbol: Class A - CSEIX
Vice president                                        Class B - CSBIX
                                                      Class C - CSCIX
Lawrence B. Stoller                                   Class I - CSDIX
Assistant secretary
                                       Web site: cohenandsteers.com

Net asset value (NAV) can be found in the daily mutual fund listings in the financial section of most major newspapers under Cohen & Steers.

This report is authorized for delivery only to shareholders of Cohen & Steers Equity Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

--------------------------------------------------------------------------------
                                       28

COHEN & STEERS
EQUITY INCOME FUND
757 THIRD AVENUE
NEW YORK, NY 10017

                                COHEN & STEERS
                              EQUITY INCOME FUND

                              -----------------

                              SEMIANNUAL REPORT
                                JUNE 30, 2004



                           STATEMENT OF DIFFERENCES

The division sign shall be expressed as..................................  [div]

The section symbol shall be expressed as..................................  'SS'